                              Columbia Acorn Trust

                               Columbia Acorn Fund
                          Columbia Acorn International
                               Columbia Acorn USA
                              Columbia Acorn Select
                       Columbia Acorn International Select
                            Columbia Thermostat Fund

                       Supplement dated August 20, 2004 to
                         Prospectuses dated May 1, 2004
                                 Class Z Shares

The Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

On July 14, 2004, the board of trustees, including a majority of the independent trustees, approved certain reductions to fees paid by the Funds to service providers. Effective August 1, 2004, Columbia WAM will receive an administrative fee from the Funds at the following annual rates: 0.05% of Columbia Acorn Trust's average daily net assets up to $8 billion; 0.04% of the Trust's average daily net assets for the next $8 billion; and 0.03% of the Trust's average daily net assets in excess of $16 billion.

In addition, effective August 1, 2004, the advisory fee paid by Columbia Acorn Select to Columbia WAM will be as follows: 0.90% annually on the first $700 million in net assets, and 0.85% annually on net assets in excess of $700 million.

Consequently, effective August 1, 2004:

1) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 5 of the Columbia Acorn Fund prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fees(1) (%)                          0.67
                                                ----
Distribution and service (12b-1) fees (%)       None
                                                ----
Other expenses(2) (%)                           0.12
                                                ----
Total annual fund operating expenses (%)        0.79
                                                ----

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses would have been 0.82%.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR      3 YEARS        5 YEARS       10 YEARS
  $80         $258           $451         1,008

2) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn International prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fees (1) (%)                         0.84
                                                ----
Distribution and service (12b-1) fees (%)       None
                                                ----
Other expenses(2)(%)                            0.25
                                                ----
Total annual fund operating expenses (%)        1.09

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses would have been 1.10%.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR      3 YEARS        5 YEARS       10 YEARS
 $111         $348           $604         $1,337

3) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 5 of the Columbia Acorn USA prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fees(1) (%)                          0.92
                                                ----
Distribution and service (12b-1) fees (%)       None
                                                ----
Other expenses(2) (%)                           0.20
                                                ----
Total annual fund operating expenses (%)        1.12

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses would have been 1.14%.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR      3 YEARS        5 YEARS       10 YEARS
 $114         $360           $625        $1,382

4) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 5 of the Columbia Acorn Select prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fees(1) (%)                          0.90
                                                ----
Distribution and service (12b-1) fees (%)       None
                                                ----
Other expenses(2) (%)                           0.21
                                                ----
Total annual fund operating expenses(3) (%)     1.11

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses would have been 1.15%.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or its adviser on 30 days' notice.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR      3 YEARS        5 YEARS       10 YEARS
 $113        $361           $628          $1,392

5) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn International Select prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fees(1) (%)                          0.95
                                                ----
Distribution and service (12b-1) fees (%)       None
                                                ----
Other expenses(2) (%)                           1.00
                                                ----
Total annual fund operating expenses(3) (%)     1.95

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses would have been 1.98%.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or its adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z shares would be 1.45%.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR      3 YEARS        5 YEARS       10 YEARS
 $198         $618          $1,064        $2,302

6) the "Annual Fund Operating Expenses" table and "Example Expenses" on pages 13 and 14 of the Columbia Thermostat Fund prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

Management fees(1) (%)                                              0.10
                                                                    ----
Distribution and service (12b-1) fees (%)                           None
                                                                    ----
Other expenses(2) (%)                                               0.79
                                                                    ----
Total annual fund operating expenses (%)                            0.89
                                                                    ----
Expense reimbursement /Waiver (%)                                  (0.64)
                                                                    ----
Net expense ratio(3) (%)                                            0.25
                                                                    ----
Expense ratio of Portfolio Funds (%)                                0.94
                                                                    ----
Net expense ratio including expenses of Portfolio Funds(4) (%)      1.19
                                                                    ----
Gross expense ratio including expenses of Portfolio Funds (%)       1.83

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses.

(3) The Fund's adviser and/or its affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. In addition, the Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2005. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.

(4) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.94%. Such expense ratios ranged from 0.80% to 1.15%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Columbia Funds as shown on page 4 would have been as follows: Columbia Acorn Fund, 10%; Columbia Acorn Select, 7.5%; Columbia Growth Stock Fund, 12.5%; Columbia Growth & Income Fund, 12.5%; Columbia Mid Cap Value Fund, 7.5%; Columbia Federal Securities Fund, 15%; Columbia Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.

EXAMPLE EXPENSES(1) FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR      3 YEARS        5 YEARS       10 YEARS
  $121        $513           $930         $2,093

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one year period reflect the contractual cap on expenses referred to in footnote (3), but this arrangement is not reflected in the example expenses for the second and third years of the three year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

                              Columbia Acorn Trust

                               Columbia Acorn Fund
                          Columbia Acorn International
                               Columbia Acorn USA
                              Columbia Acorn Select
                       Columbia Acorn International Select
                            Columbia Thermostat Fund

                       Supplement dated August 20, 2004 to
                         Prospectuses dated May 1, 2004
                             Class A, B and C Shares

The Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

On July 14, 2004, the board of trustees, including a majority of the independent trustees, approved certain reductions to fees paid by the Funds to service providers. Effective August 1, 2004, Columbia WAM will receive an administrative fee from the Funds at the following annual rates: 0.05% of Columbia Acorn Trust's average daily net assets up to $8 billion; 0.04% of the Trust's average daily net assets for the next $8 billion; and 0.03% of the Trust's average daily net assets in excess of $16 billion.

Effective August 1, 2004, the advisory fee paid by Columbia Acorn Select to Columbia WAM will be as follows: 0.90% annually on the first $700 million in net assets, and 0.85% annually on net assets in excess of $700 million. In addition, effective August 1, 2004, the 12b-1 fees for all Class A and Class B shares of each Fund will be 0.25% and 0.85%, respectively.

Consequently, effective August 1, 2004:

1) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn Fund prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS A      CLASS B    CLASS C
Management fee(1) (%)                             0.67         0.67       0.67
Distribution and service (12b-1) fees (%)         0.25         0.85       1.00
Other expenses(2) (%)                             0.26         0.41       0.33
Total annual fund operating expenses (%)          1.18         1.93       2.00

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses for Classes A, B and C would have been 1.21%, 1.96% and 2.03%, respectively.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Class                                  1 YEAR   3 YEARS    5 YEARS    10 YEARS
Class A:                                $688      $934      $1,198      $1,952
                                        ----      ----      ------      ------
Class B: did not sell your shares       $196      $612      $1,053      $2,087
         sold all your shares at
         the end of the period          $696      $912      $1,253      $2,087
                                        ----      ----      ------      ------
Class C: did not sell your shares       $203      $633      $1,089      $2,354
         sold all your shares
         at the end of the period       $303      $633      $1,089      $2,354

2) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn International prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                              CLASS A   CLASS B   CLASS C
Management fees(1)(%)                          0.84      0.84      0.84
                                               ----      ----      ----
Distribution and service (12b-1) fees (%)      0.25      0.85      1.00
                                               ----      ----      ----
Other expenses(2) (%)                          0.35      0.65      0.47
                                               ----      ----      ----
Total annual fund operating expenses (%)       1.44      2.34      2.31

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses for Classes A, B and C would have been 1.45%, 2.35% and 2.32%, respectively.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Class                                   1 YEAR      3 YEARS     5 YEARS    10 YEARS
Class A:                                 $713       $ 1,006      $1,320     $2,208
                                         ----       -------      ------     ------
Class B: did not sell your shares        $237       $   732      $1,253     $2,459
         sold all your shares at
         the end of the period           $737       $ 1,032      $1,453     $2,459
                                         ----       -------      ------     ------
Class C: did not sell your shares        $234       $   723      $1,238     $2,653
         sold all your shares
         at the end of the period        $334       $   723      $1,238     $2,653

3) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn USA prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                   CLASS A      CLASS B      CLASS C
Management fees(1)(%)                                0.92         0.92       0.92
                                                     ----         ----       ----
Distribution and service (12b-1) fees (%)            0.25         0.85       1.00
                                                     ----         ----       ----
Other expenses(2) (%)                                0.35         0.51       0.41
                                                     ----         ----       ----
Total annual fund operating expenses (%)             1.52         2.28       2.33

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses for Classes A, B and C would have been 1.54%, 2.30% and 2.35%, respectively.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Class                                    1 YEAR    3 YEARS     5 YEARS     10 YEARS
Class A:                                  $721     $ 1,031      $1,363      $2,300
                                          ----     -------      ------      ------
Class B: did not sell your shares         $231     $   716      $1,227      $2,442
         sold all your shares at
         the end of the period            $731     $ 1,016      $1,427      $2,442
                                          ----     -------      ------      ------
Class C: did not sell your shares         $236     $   731      $1,253      $2,683
         sold all your shares
         at the end of the period         $336     $   731      $1,253      $2,683

4) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn Select prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS A      CLASS B      CLASS C
Management fees(1)(%)                             0.90         0.90       0.90
                                                  ----         ----       ----
Distribution and service (12b-1) fees (%)         0.25         0.85       1.00
                                                  ----         ----       ----
Other expenses(2) (%)                             0.27         0.47       0.37
                                                  ----         ----       ----
Total annual fund operating expenses(3) (%)       1.42         2.22       2.27

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses for Classes A, B and C would have been 1.46%, 2.26% and 2.31%, respectively.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class A, Class B and Class C shares. This arrangement may be modified or terminated by either the Fund or its adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.42%, 2.20% and 2.27%, respectively.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Class                                     1 YEAR    3 YEARS      5 YEARS    10 YEARS
Class A:                                   $711      $1,006      $1,322      $2,216
                                           ----      ------      ------      ------
Class B: did not sell your shares          $225      $  702      $1,205      $2,389
         sold all your shares at
         the end of the period             $725      $1,002      $1,405      $2,389
                                           ----      ------      ------      ------
Class C: did not sell your shares          $230      $  717      $1,231      $2,641
         sold all your shares
         at the end of the period          $330      $  717      $1,231      $2,641

5) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 6 of the Columbia Acorn International Select prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS A      CLASS B    CLASS C
Management fees(1)(%)                             0.95         0.95       0.95
                                                  ----         ----       ----
Distribution and service (12b-1) fees (%)         0.25         0.85       1.00
                                                  ----         ----       ----
Other expenses(2) (%)                             1.08         1.59       1.00
                                                  ----         ----       ----
Total annual fund operating expenses(3) (%)       2.28         3.39       2.95

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. If this arrangement had not been in place, total annual fund operating expenses for Classes A, B and C would have been 2.31%, 3.42% and 2.98%, respectively.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B and Class C shares. This arrangement may be modified or terminated by either the Fund or its adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.70%, 2.30% and 2.45%, respectively.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Class                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A:                                 $793      $1,252     $1,736     $3,065
                                         ----      ------     ------     ------
Class B: did not sell your shares        $342      $1,047     $1,775     $3,449
         sold all your shares at
         the end of the period           $842      $1,347     $1,975     $3,449
                                         ----      ------     ------     ------
Class C: did not sell your shares        $298      $  918     $1,564     $3,295
         sold all your shares
         at the end of the period        $398      $  918     $1,564     $3,295

6) the "Annual Fund Operating Expenses" table and "Example Expenses" on page 13 of the Columbia Thermostat Fund prospectus are deleted and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                                     CLASS A     CLASS B     CLASS C
Management fees(1)(%)                                                  0.10        0.10        0.10
                                                                       ----        ----        ----
Distribution and service (12b-1) fees (%)                              0.25        0.85        1.00
                                                                       ----        ----        ----
Other expenses(2) (%)                                                  0.77        0.81        0.79
                                                                       ----        ----        ----
Total annual fund operating expenses (%)                               1.12        1.76        1.89
                                                                       ----        ----        ----
Expense reimbursement/Waiver(%)                                       (0.62)      (0.66)      (0.64)
                                                                       ----        ----        ----
Net expense ratio(3) (%)                                               0.50        1.10        1.25
                                                                       ----        ----        ----
Expense ratio of Portfolio Funds (%)                                   0.94        0.94        0.94
                                                                       ----        ----        ----
Net expense ratio including expenses of Portfolio Funds(4) (%)         1.44        2.04        2.19
                                                                       ----        ----        ----
Gross expense ratio including expenses of Portfolio Funds(%)           2.06        2.70        2.83

(1) In addition to the management fee, the Fund and the other funds of the Trust pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2003, the administrative fee would be at the annual rate of 0.048%, which rounds to 0.05% and is included in "Other expenses."

(2) "Other expenses" have been restated to reflect current transfer agency fees. A transfer agency fee reduction for all funds managed by the adviser will go into effect on September 30, 2004. This fee reduction is expected to decrease the Fund's Annual Fund Operating Expenses.

(3) The Fund's Adviser and/or its affiliates have contractually agreed to waive a portion of "Other expenses" through April 30, 2005. In addition, the Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2005. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.

(4) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.94%. Such expense ratios ranged from 0.80% to 1.15%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Columbia Funds as shown on page 4 would have been as follows: Columbia Acorn Fund, 10%; Columbia Acorn Select Fund, 7.5%; Columbia Growth Stock Fund, 12.5%; Columbia Growth & Income Fund, 12.5%; Columbia MidCap Value Fund, 7.5%; Columbia Federal Securities Fund, 15%; Columbia Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.

EXAMPLE EXPENSES FOR A $10,000 INVESTMENT(1) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Class                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A:                                  $713       $1,127      $1,565      $2,779
                                          ----       ------      ------      ------
Class B: did not sell your shares         $207       $  775      $1,370      $2,827
         sold all your shares at
         the end of the period            $707       $1,075      $1,570      $2,827
                                          ----       ------      ------      ------
Class C: did not sell your shares         $320       $  908      $1,522      $3,178
         sold all your shares
         at the end of the period         $419       $  908      $1,522      $3,178

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one-year period reflect the contractual cap on expenses referred to in footnote (3), but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

7) for all prospectuses, in the section entitled "Your Account -- Sales Charges -- Class B Shares," the second sentence appearing under each table entitled "Class B Sales Charges" is revised as follows: "From the 12b-1 annual fee of 0.85% paid out of your Fund assets, the distributor receives 0.60%, and your financial advisor is paid the remaining 0.25% as an ongoing commission."

                              Columbia Acorn Trust

                               Columbia Acorn Fund
                          Columbia Acorn International
                               Columbia Acorn USA
                              Columbia Acorn Select
                       Columbia Acorn International Select
                            Columbia Thermostat Fund

                       Supplement dated August 20, 2004 to
                       Statement of Additional Information
                                dated May 1, 2004

On July 14, 2004, the board of trustees, including a majority of the independent trustees, approved reductions to certain fees paid by the Funds to service providers. Effective August 1, 2004, the advisory fees paid by Columbia Acorn Select to Columbia Wanger Asset Management, L.P. (the "Adviser") as shown on page 45 of the Statement of Additional Information ("SAI") are deleted and replaced as follows:

      COLUMBIA ACORN SELECT

                                                Rate of Fee
                                                -----------
First $700 million                                 0.90%
In excess of $700 million                          0.85%

Effective August 1, 2004, the second paragraph on page 45 of the SAI is deleted in its entirety and replaced as follows:

Columbia Acorn has a separate administrative services agreement with the Adviser under which the Adviser receives from the Funds a fee, calculated daily and paid monthly, at the annual rates shown below based on the aggregate net assets of all Funds of the Trust:

                                                Rate of Fee
                                                -----------
First $8 billion                                   0.05%
Next $8 billion                                    0.04%
In excess of $16 billion                           0.03%